COVERED ASSETS AND LOSS SHARING AGREEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Text Block [Abstract]
COVERED ASSETS AND LOSS SHARING AGREEMENTS

NOTE 7. COVERED ASSETS AND LOSS SHARING AGREEMENTS

In each of the 2010 and 2011 Acquisitions (except Sunshine State Community Bank and First Peoples Bank), the Bank and the FDIC entered into loss sharing agreements.

The following table summarizes the carrying value of assets covered by the loss sharing agreements:

	June 30, 2014	December 31, 2013
	(Dollars in thousands)
Loans, excluding allowance for loan losses	$326,523	$359,255
OREO	29,840	27,299

Total Covered Assets	$356,363	$386,554

When a provision for loan loss is required for a loan subsequent to acquisition that is covered under a loss sharing agreement, the Company records an increase in the loss share indemnification asset and an increase to noninterest income in the consolidated statement of income based on the applicable loss sharing ratio. Increases in the loss share indemnification asset of $0.6 million and $3.7 million were included in noninterest income for the six months ended June 30, 2014 and 2013, respectively, related to the provision for loan losses on Covered Loans, including both ASC 310-30 and Non-ASC 310-30 loans.

Changes in the loss share indemnification for the periods presented were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	(Dollars in thousands)
Balance at beginning of period	$80,605	$113,491	$87,229	$125,949
Reimbursable expenses	1,427	2,465	3,153	5,921
Amortization	(5,406)	(5,629)	(11,405)	(12,459)
Income resulting from impairment and charge-off of covered assets, net	456	2,694	1,206	5,980
Expense resulting from recoupment and disposition of covered assets, net	(1,260)	(3,427)	(2,423)	(7,056)
FDIC claims submissions	(969)	(5,414)	(2,907)	(14,155)

Balance at end of period	$74,853	$104,180	$74,853	$104,180

As of June 30, 2014 and December 31, 2013, the carrying value of loss share indemnification assets exceeded the total cash flow expected to be collected by $31.8 million and $29.8 million, respectively, and is being amortized using the effective interest method over the shorter of (1) the remaining expected term of the respective loans or (2) the remaining term of the loss sharing agreement.

The following table summarizes the changes in the clawback liability, included in Other Liabilities, for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	(Dollars in thousands)
Balance at beginning of period	$12,060	$12,038	$11,753	$11,966
Amortization impact	181	187	357	368
Remeasurement impact	284	645	415	536

Balance at end of period	$12,525	$12,870	$12,525	$12,870

NOTE 6. COVERED ASSETS AND LOSS SHARING AGREEMENTS

In each of the Acquisitions (except SSCB and FPB), the Bank and the FDIC entered into loss sharing agreements.

The following table summarizes the carrying value of assets covered by the loss sharing agreements at December 31, 2013 and 2012 (in thousands):

	2013	2012
Loans, excluding allowance for loan losses	$359,255	$478,176
OREO	$27,299	$50,555

Total Covered Assets	$386,554	$528,731

Changes in the loss share indemnification asset for the years ended December 31, 2013 and 2012 were as follows (in thousands):

	2013	2012
Balance at beginning of year	$125,949	$210,813
Reimbursable expenses	9,372	14,653
Amortization	(25,126)	(33,897)
Income resulting from impairment and charge-off of covered assets, net	2,209	22,791
Expense resulting from recoupment and disposition of covered assets, net	(5,201)	(6,488)
FDIC claims submissions	(19,974)	(81,922)

Balance at end of year	$87,229	$125,949

As of December 31, 2013 and 2012 the carrying value of loss share indemnification assets exceeded the total cash flow expected to be collected by $29.8 million and $39.9 million, respectively, and is being amortized using the effective interest method over the shorter of (1) the remaining expected term of the respective loans or (2) the remaining term of the loss sharing agreement.

The following table summarizes the changes in the clawback liability, included in Other Liabilities, for the years ended December 31, 2013 and 2012 (in thousands):

	2013	2012
Balance at beginning of year	$11,966	$11,438
Amortization impact	744	702
Remeasurement impact	(957)	(174)

Balance at end of year	$11,753	$11,966

The following tables summarizes the transactional gains, losses, expenses and recoveries from Covered Assets as reflected in the consolidated statements of operations for the years ended December 31, 2013 and 2012 (in thousands):

	Year ended December 31, 2013
	Transaction Income (Loss)	Loss-share Indemnification Income (Loss)	Net Impact to Pre-tax Earnings
Transactional Related Income (Loss):
Provision for loan losses on covered loans	$1,316	$(321)	$995
OREO impairment	(2,671)	2,563	(108)
Reimbursable expenses:
Loans	(7,417)	6,171	(1,246)
OREO	(3,978)	3,201	(777)
Income from resolution of covered assets	7,426	(5,233)	2,193

Total transactional related income (loss)	$(5,324)	$6,381	$1,057

	Year ended December 31, 2012
	Transaction Income (Loss)	Loss-share Indemnification Income (Loss)	Net Impact to Pre-tax Earnings
Transactional Related Income (Loss):
Provision for loan losses on covered loans	$(20,684)	$15,178	$(5,506)
OREO impairment	(9,374)	7,613	(1,761)
Reimbursable expenses:
Loans	(11,783)	9,470	(2,313)
OREO	(6,696)	5,183	(1,513)
Income from resolution of covered assets	12,645	(6,488)	6,157

Total transactional related income (loss)	$(35,892)	$30,956	$(4,936)